Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2013
Stockholders Equity [Line Items]
Stock Repurchase Program, Authorized Amount		$ 200
Stock Repurchased During Period, Shares		1,582,000
Stock Repurchased During Period, Value		(50)
Convertible note hedge purchased, gross					95
Proceeds from issuance of warrants					62
Common stock subject to anti-dilution provisions					21,200,000
Convertible note hedge strike price					16.25
Warrant exercise price					22.50
Repurchased warrants for the purchase of the Company's common stock	41	78	29	0
Proceeds from Derivative Instrument, Financing Activities		50	43
Proceeds from sale of convertible note hedge	54	104	43	0
Adjustments to Treasury Stock, Other	(179,000)
Adjustment to Treasury Stock, Other	(7)
Net Unrealized Gains (Losses) on Cash Flow Hedges, Beginning Balance		0	(13)	(46)		1
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax		15
Pension and post-retirement benefits reclassified to earnings, net of tax of $(6), $(6) and $(3), respectively		(9)	(8)	(5)
Three And One Over Two Senior Notes [Member]
Stockholders Equity [Line Items]
Change in net purchase and issuance of shares		13,000,000
3 1/2% Convertible Senior Notes
Stockholders Equity [Line Items]
Senior notes interest percentage	3.50%	3.50%				3.50%
Warrants
Stockholders Equity [Line Items]
Repurchased warrants for the purchase of the Company's common stock		37
Convertible Note [Member]
Stockholders Equity [Line Items]
Proceeds from sale of convertible note hedge		50
Currency Exchange Forward
Stockholders Equity [Line Items]
Net Unrealized Gains (Losses) on Cash Flow Hedges, Beginning Balance						11
Common Stock
Stockholders Equity [Line Items]
Repurchased warrants for the purchase of the Company's common stock		$ 37	$ 29